CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues:
Total revenues	¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Expenses:
Interest expense	93,337	76,815	72,910
Costs of operating leases	257,321	252,327	243,537
Life insurance costs	246,533	255,070	200,158
Costs of goods and real estate sold	535,261	1,003,509	928,794
Services expense	508,320	482,796	451,277
Other (income) and expense, net	1,301	429	(4,396)
Selling, general and administrative expenses	437,028	431,594	418,746
Provision for doubtful receivables and probable loan losses	22,525	17,265	22,667
Write-downs of long-lived assets	2,418	5,525	9,134
Write-downs of securities	1,382	1,246	6,608
Total expenses	2,105,426	2,526,576	2,349,435
Operating Income	329,438	336,195	329,224
Equity in Net Income of Affiliates	32,978	50,103	26,520
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	33,314	49,203	63,419
Bargain Purchase Gain	0	0	5,802
Income before Income Taxes	395,730	435,501	424,965
Provision for income taxes	68,691	113,912	144,039
Net Income	327,039	321,589	280,926
Net Income Attributable to the Noncontrolling Interests	2,890	8,002	7,255
Net Income Attributable to the Redeemable Noncontrolling Interests	404	452	432
Net Income Attributable to ORIX Corporation Shareholders	¥ 323,745	¥ 313,135	¥ 273,239
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 252.92	¥ 244.40	¥ 208.88
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	252.70	244.15	208.68
Cash Dividends	¥ 69.00	¥ 56.25	¥ 46.75
Finance Revenues
Revenues:
Total revenues	¥ 242,893	¥ 228,252	¥ 211,852
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	15,958	43,302	30,328
Operating Leases
Revenues:
Total revenues	413,918	379,665	398,655
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	347,136	351,590	295,940
Sales of Goods and Real Estate
Revenues:
Total revenues	596,165	1,079,052	1,015,249
Services Income
Revenues:
Total revenues	¥ 818,794	¥ 780,910	¥ 726,635